Quarterly portfolio holdings
John Hancock
Disciplined Value Emerging Markets Equity Fund
International equity
November 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 11-30-25 (unaudited)
	Shares	Value
Common stocks 90.7%		$117,882,266
(Cost $117,887,482)
Brazil 8.1%		10,545,463
Embraer SA	67,600	1,059,113
Hypera SA	31,400	158,299
Itau Unibanco Holding SA, ADR	100,945	787,371
Localiza Rent a Car SA	164,100	1,394,490
Rede D’Or Sao Luiz SA (A)	415,000	3,684,414
Suzano SA	49,600	443,699
TIM SA	468,400	2,200,787
Ultrapar Participacoes SA	36,100	149,125
Vale SA	20,900	263,548
Vale SA, ADR	32,087	404,617
Chile 1.0%		1,325,828
Sociedad Quimica y Minera de Chile SA, ADR (B)(C)	20,613	1,325,828
China 20.2%		26,280,797
Alibaba Group Holding, Ltd.	23,700	466,293
BYD Company, Ltd., H Shares	11,300	142,017
Central China Management Company, Ltd. (B)(D)	54,538	317
China Animal Healthcare, Ltd. (B)(D)	182,000	0
China Dili Group (B)(D)	120,400	7,145
China Huiyuan Juice Group, Ltd. (B)(D)	141,000	0
China Jushi Company, Ltd., Class A	82,200	173,591
China Taifeng Beddings Holdings, Ltd. (B)(D)	46,000	0
China Zhongwang Holdings, Ltd. (B)(D)	54,200	0
Contemporary Amperex Technology Company, Ltd., Class A	36,600	1,939,835
CT Environmental Group, Ltd. (B)(D)	154,000	0
Fuguiniao Company, Ltd., H Shares (B)(D)	116,600	0
Goldwind Science & Technology Company, Ltd., H Shares	148,200	233,060
Harmonicare Medical Holdings, Ltd. (A)(B)(D)	44,000	0
HOSA International, Ltd. (B)(D)	86,000	0
J&T Global Express, Ltd. (B)	975,200	1,201,727
Jason Furniture Hangzhou Company, Ltd., Class A	553,700	2,479,226
JD Logistics, Inc. (A)(B)	50,100	78,726
JD.com, Inc., Class A	26,900	402,398
Lenovo Group, Ltd.	78,000	97,680
Link Motion, Inc., ADR (B)(D)	6,959	0
New Oriental Education & Technology Group, Inc., ADR	5,025	256,979
Pharmaron Beijing Company, Ltd., H Shares (A)	56,300	159,974
Qinghai Salt Lake Industry Company, Ltd., Class A (B)	68,400	256,330
Qunxing Paper Holdings Company, Ltd. (B)(D)	969,268	0
Rianlon Corp., Class A	120,500	675,159
Satellite Chemical Company, Ltd., Class A	66,300	158,702
Shenzhou International Group Holdings, Ltd.	132,400	1,185,902
STO Express Company, Ltd., Class A	205,900	419,234
Sunwoda Electronic Company, Ltd., Class A	150,400	629,663
Tencent Holdings, Ltd.	101,900	8,051,270
Tencent Holdings, Ltd., ADR	16,975	1,341,704
Tenwow International Holdings, Ltd. (B)(D)	177,000	0
Tian Shan Development Holding, Ltd. (B)(D)	32,000	0
Tongcheng Travel Holdings, Ltd.	739,600	2,087,648
Tongwei Company, Ltd., Class A (B)	404,700	1,313,806
WuXi AppTec Company, Ltd., Class A	39,100	506,672
WuXi AppTec Company, Ltd., H Shares (A)	38,600	504,330
Yankuang Energy Group Company, Ltd., H Shares	932,000	1,218,018
2	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Youyuan International Holdings, Ltd. (B)(D)	26,000	$0
Yunnan Yuntianhua Company, Ltd., Class A	66,900	293,391
Zhejiang Glass Company, Ltd., H Shares (B)(D)	172,000	0
Zhongtian Financial Group Company, Ltd., Class A (B)(D)	101,900	0
Colombia 1.4%		1,779,932
Grupo Cibest SA, ADR	28,226	1,779,932
Greece 0.5%		603,433
FF Group (B)(D)	6,657	0
Hellenic Telecommunications Organization SA	30,361	603,433
Hong Kong 3.8%		4,954,413
Anxin-China Holdings, Ltd. (B)(D)	1,988,000	0
CECEP COSTIN New Materials Group, Ltd. (B)(D)	162,000	0
China Common Rich Renewable Energy Investments, Ltd. (B)(D)	2,486,000	0
China Fiber Optic Network System Group, Ltd. (B)(D)	419,600	0
China Lumena New Materials Corp. (B)(D)	31,800	0
China Metal Recycling Holdings, Ltd. (B)(D)	14,579,934	0
China Properties Group, Ltd. (B)(D)	19,000	911
China Resources Beer Holdings Company, Ltd.	451,000	1,616,963
DBA Telecommunication Asia Holdings, Ltd. (B)(D)	32,000	0
Galaxy Entertainment Group, Ltd.	324,000	1,681,151
Geely Automobile Holdings, Ltd.	232,000	507,098
Hua Han Health Industry Holdings, Ltd. (B)(D)	1,111,910	0
Nan Hai Corp., Ltd. (B)(D)	1,900,000	0
REXLot Holdings, Ltd. (B)(D)	2,065,304	0
SMI Holdings Group, Ltd. (B)(D)	228,889	0
Tech Pro Technology Development, Ltd. (B)(D)	966,000	0
WH Group, Ltd. (A)	1,096,500	1,148,290
Hungary 1.6%		2,122,961
OTP Bank NYRT	20,395	2,122,961
India 9.0%		11,716,282
Aurobindo Pharma, Ltd.	96,545	1,319,028
Bajaj Auto, Ltd.	12,604	1,282,374
Bharti Airtel, Ltd.	84,011	1,980,495
Chennai Super Kings Cricket, Ltd. (B)(D)	271,316	6,825
HDFC Bank, Ltd., ADR	74,008	2,724,975
Reliance Industries, Ltd.	78,552	1,383,275
Reliance Industries, Ltd., GDR (A)	14,307	1,010,831
Steel Authority of India, Ltd.	252,666	383,240
Tata Consultancy Services, Ltd.	46,164	1,625,239
Indonesia 0.7%		858,043
Adaro Andalan Indonesia PT	1,879,000	847,196
Bakrie Telecom Tbk PT (B)(D)	22,579,900	0
Hanson International Tbk PT (B)(D)	4,000,200	0
Inovisi Infracom Tbk PT (B)(D)	671,012	0
Pool Advista Indonesia Tbk PT (B)(D)	37,300	112
Rimo International Lestari Tbk PT (B)(D)	2,464,700	7,399
Sri Rejeki Isman Tbk PT (B)(D)	937,100	0
Sugih Energy Tbk PT (B)(D)	8,409,300	0
Suryainti Permata Tbk PT (B)(D)	1,802,000	0
Trada Alam Minera Tbk PT (B)(D)	1,919,200	0
Truba Alam Manunggal Engineering PT (B)(D)	19,436,000	0
Waskita Karya Persero Tbk PT (B)(D)	458,390	3,336
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	3

	Shares	Value
Israel 0.1%		$89,587
ICL Group, Ltd.	16,163	89,587
Japan 0.3%		417,544
Suzuki Motor Corp.	26,700	417,544
Luxembourg 3.6%		4,635,634
Millicom International Cellular SA	75,278	3,995,003
Zabka Group SA (B)(C)	100,396	640,631
Mexico 7.3%		9,557,162
America Movil SAB de CV, ADR	109,759	2,533,238
America Movil SAB de CV, Series B	3,566,500	4,110,020
Cemex SAB de CV, ADR	13,241	142,870
Genomma Lab Internacional SAB de CV, Class B	271,300	272,323
Grupo Financiero Banorte SAB de CV, Series O	27,200	261,819
Grupo KUO SAB de CV, Series B	136,788	396,140
Kimberly-Clark de Mexico SAB de CV, Class A	264,700	542,967
Organizacion Soriana SAB de CV, Series B (B)	297,958	498,198
Vista Energy SAB de CV, ADR (B)	16,265	799,587
Peru 3.5%		4,540,533
Credicorp, Ltd.	17,653	4,540,533
Philippines 0.7%		926,156
ACR Mining Corp. (B)(D)	3,145	261
International Container Terminal Services, Inc.	99,600	921,993
Phoenix Petroleum Philippines, Inc. (B)(D)	68,600	3,902
Russia 0.0%		0
Gazprom PJSC, ADR (B)(D)	30,453	0
Magnitogorsk Iron & Steel Works PJSC, GDR (B)(D)	2,363	0
MMC Norilsk Nickel PJSC, ADR (B)(D)	5,418	0
Novatek PJSC, GDR (B)(D)	143	0
PhosAgro PJSC, GDR (B)(D)	13	0
Rostelecom PJSC, ADR (B)(D)	3,714	0
RusHydro PJSC, ADR (B)(D)	28,619	0
Sberbank of Russia PJSC, ADR (B)(D)	23,885	0
Severstal PAO, GDR (B)(D)	2,129	0
VTB Bank PJSC, GDR (B)(D)	23,800	0
Saudi Arabia 0.8%		1,012,604
Al Rajhi Bank	15,792	403,928
SABIC Agri-Nutrients Company	3,274	101,784
The Saudi National Bank	51,501	506,892
Singapore 4.0%		5,267,215
DBS Group Holdings, Ltd.	87,000	3,644,298
Oversea-Chinese Banking Corp., Ltd.	113,600	1,622,917
South Africa 3.8%		4,882,467
Absa Group, Ltd.	157,172	1,914,741
FirstRand, Ltd.	621,885	2,967,726
South Korea 5.2%		6,791,969
Coway Company, Ltd.	2,024	118,690
Hana Financial Group, Inc.	12,156	773,425
Hyundai Mobis Company, Ltd.	1,208	254,724
Hyundai Rotem Company, Ltd.	764	91,494
Jeil Savings Bank (B)(D)	1,850	0
KB Financial Group, Inc., ADR	4,572	389,031
Korea Electric Power Corp.	6,112	219,791
4	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
KT Corp.	3,892	$133,800
KT Corp., ADR	39,111	718,078
Samsung Electro-Mechanics Company, Ltd.	736	126,180
Samsung Electronics Company, Ltd.	47,971	3,294,785
Samsung Electronics Company, Ltd., GDR (A)	98	170,011
Samsung Fire & Marine Insurance Company, Ltd.	1,530	501,960
Taiwan 9.1%		11,783,975
Formosa Plastics Corp.	512,000	679,926
Globalwafers Company, Ltd.	23,000	276,098
Nan Ya Plastics Corp.	274,000	516,080
Nanya Technology Corp. (B)	56,000	261,851
Pharmally International Holding Company, Ltd. (B)(D)	3,533	0
Prodisc Technology, Inc. (B)(D)	540,000	0
Sino-American Electronic Company, Ltd. (B)(D)	10,961	0
Taiwan Kolin Company, Ltd. (B)(D)	400,000	0
Taiwan Land Development Corp. (B)(D)	58,353	0
Taiwan Semiconductor Manufacturing Company, Ltd.	142,000	6,547,106
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2,690	784,162
Tripod Technology Corp.	201,000	1,965,670
Unimicron Technology Corp.	101,000	602,484
Wintek Corp. (B)(D)	819,661	0
WT Microelectronics Company, Ltd.	33,000	150,598
Thailand 0.5%		591,370
Cal-Comp Electronics Thailand PCL	320,014	46,176
Com7 PCL, NVDR	163,500	111,551
CP ALL PCL, NVDR	186,900	251,755
Hana Microelectronics PCL	19,800	10,146
Indorama Ventures PCL, NVDR	299,400	143,685
Mega Lifesciences PCL	11,600	11,348
Polyplex Thailand PCL	14,100	3,527
Star Petroleum Refining PCL	71,900	13,182
Turkey 0.0%		0
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (B)(D)	54,847	0
United Kingdom 2.6%		3,397,856
AngloGold Ashanti PLC	4,485	384,275
AngloGold Ashanti PLC	20,202	1,722,480
Hikma Pharmaceuticals PLC	5,032	103,570
Pepco Group NV	161,878	1,187,531
United States 2.9%		3,801,042
Cognizant Technology Solutions Corp., Class A	7,121	553,373
EPAM Systems, Inc. (B)	4,779	893,673
Lam Research Corp.	3,392	529,152
Samsonite Group SA (A)	182,700	451,591

Weatherford International PLC	18,359	1,373,253
Preferred securities 5.2%		$6,833,893
(Cost $5,450,790)
Brazil 2.8%		3,654,111
Banco Bradesco SA	988,100	3,654,111
Colombia 0.5%		623,499
Grupo Cibest SA	39,721	623,499
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	5

	Shares	Value
South Korea 1.9%		$2,556,283
Samsung Electronics Company, Ltd.	49,983	2,556,283

	Yield (%)	Shares	Value
Short-term investments 4.1%			$5,311,665
(Cost $5,311,540)
Short-term funds 4.1%			5,311,665
Fidelity Government Portfolio, Institutional Class	3.8657(E)	4,031,415	4,031,415
John Hancock Collateral Trust (F)	3.9009(E)	127,985	1,280,250

Total investments (Cost $128,649,812) 100.0%	$130,027,824
Other assets and liabilities, net (0.0%)	(39,286)
Total net assets 100.0%	$129,988,538

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 11-30-25. The value of securities on loan amounted to $1,236,732.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 11-30-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 11-30-25:
Financials	22.5%
Communication services	19.7%
Information technology	16.8%
Consumer discretionary	10.0%
Industrials	6.4%
Materials	6.3%
Energy	5.2%
Health care	5.2%
Consumer staples	3.6%
Utilities	0.2%
Short-term investments and other	4.1%
TOTAL	100.0%
6	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ninebot, Ltd., CDR	USD SOFR Compounded OIS + 0.10%	At Maturity	USD	144,802	Oct 2028	HSBC	—	$(45,022)	$(45,022)
								—	$(45,022)	$(45,022)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
CDR	Chinese Depositary Receipt
HSBC	HSBC Bank PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$10,545,463	$10,545,463	—	—
Chile	1,325,828	1,325,828	—	—
China	26,280,797	1,598,683	$24,674,652	$7,462
Colombia	1,779,932	1,779,932	—	—
Greece	603,433	—	603,433	—
Hong Kong	4,954,413	—	4,953,502	911
Hungary	2,122,961	—	2,122,961	—
India	11,716,282	2,724,975	8,984,482	6,825
Indonesia	858,043	—	847,196	10,847
Israel	89,587	—	89,587	—
Japan	417,544	—	417,544	—
Luxembourg	4,635,634	3,995,003	640,631	—
Mexico	9,557,162	9,557,162	—	—
Peru	4,540,533	4,540,533	—	—
Philippines	926,156	—	921,993	4,163
Russia	—	—	—	—
Saudi Arabia	1,012,604	—	1,012,604	—
Singapore	5,267,215	—	5,267,215	—
South Africa	4,882,467	—	4,882,467	—
South Korea	6,791,969	1,107,109	5,684,860	—
Taiwan	11,783,975	784,162	10,999,813	—
8	|

	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Thailand	$591,370	—	$591,370	—
Turkey	—	—	—	—
United Kingdom	3,397,856	$384,275	3,013,581	—
United States	3,801,042	3,349,451	451,591	—
Preferred securities
Brazil	3,654,111	3,654,111	—	—
Colombia	623,499	623,499	—	—
South Korea	2,556,283	—	2,556,283	—
Short-term investments	5,311,665	5,311,665	—	—
Total investments in securities	$130,027,824	$51,281,851	$78,715,765	$30,208
Derivatives:
Liabilities
Swap contracts	$(45,022)	—	$(45,022)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	127,985	$5,483,583	$6,014,637	$(10,217,961)	$544	$(553)	$2,673	—	$1,280,250
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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